Income Taxes - Summary of Principle Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Components of Deferred Tax Assets [Abstract]
Accruals and reserves	¥ 43,347	$ 6,199	¥ 35,942
Net operating loss carried forward	262,425	37,526	228,450
Depreciation and amortization	4,711	674	1,460
Excessive education fee	485	69	521
Capitalized research and development expense	11,092	1,586	20,048
Research and development expense recognition	287,854	41,162	295,499
Deferred revenue recognition	1,932	276	1,993
Excessive donation expense carried forward	1,442	206	1,943
Impairment loss on fixed asset and intangible asset	2,646	377	8,884
Fair value change on financial assets	1,250	179	1,330
Operating lease liabilities	8,502	1,216	13,195
Gross deferred tax assets	625,686	89,470	609,265
Less: Valuation allowance	(616,909)	(88,216)	(595,868)
Total deferred tax assets	8,777	1,254	13,397
Deferred tax liabilities:
Operating right-of-use assets	(8,777)	(1,254)	(13,397)
Total deferred tax liabilities	(8,777)	(1,254)	(13,397)
Net deferred tax assets	¥ 0	$ 0	¥ 0